Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 372	$ 358
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	17	20
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	326	310
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 29	$ 28